Farmland Assets (Tables)	12 Months Ended
Mar. 31, 2023
Farmland Assets [Abstract]
Schedule of farmland assets
	March 31,	March 31,
	2023	2022
Farmland assets	$2,287,836	$2,478,498
Less: Impairment*	(1,621,115)	(1,756,214)
Farmland assets, net	$666,721	$722,283
*	In the year ended March 31, 2023, we evaluated the use rights of the forest land, which is currently used to cultivate Ginkgo trees. Based on the evaluation of the forest land use rights, the Company did not record an impairment. In the year ended March 31, 2022, based on the evaluation of the forest land use rights, the Company recorded an impairment of $148,795.